Offerings - Offering: 1	Mar. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	485,469,380
Proposed Maximum Offering Price per Unit	0.00875
Maximum Aggregate Offering Price	$ 4,247,857.08
Amount of Registration Fee	$ 586.63
Offering Note	(1) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(a) of the Securities Act. Given that there is no proposed maximum offering price per common share, the registrant calculates the proposed maximum aggregate offering price, by analogy to Rule 457(f)(2), based on the book value per common share the registrant registers of $0.00875 per share, which is calculated from its unaudited balance sheet as of December 31, 2025. Given that the registrant's Common Stock are not traded on an exchange or over-the-counter, the registrant did not use the market prices of its Common Stock in accordance with Rule 457(c). (2) Represents 485,469,380 shares of the registrant's Common Stock being registered for resale by our selling stockholders identified in this prospectus, or their permitted transferees, in connection with our direct listing on the Nasdaq Global Market.